Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	FEDERAL AGRICULTURAL MORTGAGE CORPORATION
Entity Central Index Key	0000845877
Amendment Flag	false